Shareholders' equity - Preferred Stock Narrative (Details) - Series C Noncumulative Perpetual Preferred Stock $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Class of Stock [Line Items]
Liquidation preference per share (usd per share) | $ / shares	$ 100,000
Amortization of preferred stock discount | $	$ 15